UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05848
                                                    -----------

                           The Gabelli Value Fund Inc.
                   -----------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                   -----------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                   -----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                  MARKET
     SHARES                                        VALUE*
     ------                                       -------
             COMMON STOCKS -- 100.0%
             AEROSPACE -- 0.2%
      1,000  Lockheed Martin Corp. ............$       61,040
    400,000  Rolls-Royce Group plc+ ...........     2,635,105
                                               --------------
                                                    2,696,145
                                               --------------
             AGRICULTURE -- 1.7%
    790,000  Archer-Daniels-Midland Co. .......    19,481,400
     25,000  Mosaic Co.+ ......................       400,500
                                               --------------
                                                   19,881,900
                                               --------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.5%
     38,000  China Yuchai International Ltd. ..       391,020
    900,000  Dana Corp. .......................     8,469,000
    250,000  Genuine Parts Co. ................    10,725,000
    295,900  Navistar International Corp.+ ....     9,596,037
     29,460  Proliance International Inc.+ ....       161,441
                                               --------------
                                                   29,342,498
                                               --------------
             AVIATION: PARTS AND SERVICES -- 1.5%
     19,000  Curtiss-Wright Corp. .............     1,172,490
    335,000  Fairchild Corp., Cl. A+ ..........       777,200
    450,000  GenCorp Inc.+ ....................     8,392,500
     88,600  Sequa Corp., Cl. A+ ..............     5,227,400
     33,000  Sequa Corp., Cl. B+ ..............     1,984,290
                                               --------------
                                                   17,553,880
                                               --------------
             BROADCASTING -- 2.8%
    190,000  Gray Television Inc. .............     2,012,100
    656,400  Liberty Corp. ....................    30,778,596
     90,000  Young Broadcasting Inc., Cl. A+ ..       314,100
                                               --------------
                                                   33,104,796
                                               --------------
             BUSINESS SERVICES -- 0.8%
    380,000  Cendant Corp. ....................     7,843,200
     15,000  ChoicePoint Inc.+ ................       647,550
     30,000  Nashua Corp.+ ....................       186,000
     15,000  UNOVA Inc.+ ......................       524,700
                                               --------------
                                                    9,201,450
                                               --------------
             CABLE AND SATELLITE -- 10.4%
    130,000  Adelphia Communications Corp.,
              Cl. A+ ..........................        11,700
  2,550,000  Cablevision Systems Corp., Cl. A+     78,208,500
    350,000  DIRECTV Group Inc.+ ..............     5,243,000
    130,000  EchoStar Communications Corp.,
              Cl. A ...........................     3,844,100
    270,000  Liberty Global Inc., Cl. A+ ......     7,311,600
    270,000  Liberty Global Inc., Cl. C+ ......     6,952,500
    530,000  Rogers Communications Inc., Cl. B     20,908,500
                                               --------------
                                                  122,479,900
                                               --------------
             COMMUNICATIONS EQUIPMENT -- 2.7%
    120,000  Agere Systems Inc.+ ..............     1,249,200
    660,000  Corning Inc.+ ....................    12,757,800
    900,000  Lucent Technologies Inc.+ ........     2,925,000
    490,000  Motorola Inc. ....................    10,824,100
    910,000  Nortel Networks Corp.+ ...........     2,966,600
     40,000  Scientific-Atlanta Inc. ..........     1,500,400
                                               --------------
                                                   32,223,100
                                               --------------
             COMPUTER SOFTWARE AND SERVICES -- 0.1%
     50,000  Yahoo! Inc.+ .....................     1,692,000
                                               --------------
             CONSUMER PRODUCTS -- 2.3%
     85,000  Energizer Holdings Inc.+ .........     4,819,500
     93,000  Gallaher Group plc, ADR ..........     5,774,370
        500  Givaudan SA ......................       320,188

                                                  MARKET
     SHARES                                        VALUE*
     ------                                       -------
    135,000  Hartmarx Corp.+ ..................$      884,250
     20,000  National Presto Industries Inc. ..       856,200
    190,000  Pactiv Corp.+ ....................     3,328,800
    800,000  Swedish Match AB .................     9,543,277
     90,000  Wolverine World Wide Inc. ........     1,894,500
                                               --------------
                                                   27,421,085
                                               --------------
             CONSUMER SERVICES -- 0.6%
     15,000  Expedia Inc.+ ....................       297,150
    100,000  IAC/InterActiveCorp+ .............     2,535,000
    218,100  Rollins Inc. .....................     4,257,312
                                               --------------
                                                    7,089,462
                                               --------------
             DIVERSIFIED INDUSTRIAL -- 5.2%
     50,000  Ampco-Pittsburgh Corp. ...........       775,000
    330,000  Cooper Industries Ltd., Cl. A ....    22,816,200
    290,000  Crane Co. ........................     8,624,600
     30,000  Griffon Corp.+ ...................       738,000
     50,000  Harbor Global Co. Ltd.+ ..........       455,000
    440,000  Honeywell International Inc. .....    16,500,000
     80,000  ITT Industries Inc. ..............     9,088,000
    245,000  Katy Industries Inc.+ ............       597,800
    115,000  Lamson & Sessions Co.+ ...........     2,106,800
                                               --------------
                                                   61,701,400
                                               --------------
             ELECTRONICS -- 2.9%
    230,000  Texas Instruments Inc. ...........     7,797,000
     65,000  Thermo Electron Corp.+ ...........     2,008,500
    650,000  Thomas & Betts Corp.+ ............    22,366,500
     75,000  Tyco International Ltd. ..........     2,088,750
                                               --------------
                                                   34,260,750
                                               --------------
             ENERGY AND UTILITIES -- 2.2%
      8,000  Allegheny Energy Inc.+ ...........       245,760
     24,604  Chevron Corp. ....................     1,592,617
    195,000  ConocoPhillips ...................    13,632,450
     40,000  Kerr-McGee Corp. .................     3,884,400
    200,000  Mirant Corp.+ ....................       285,000
    220,000  Northeast Utilities ..............     4,389,000
     75,000  Southwest Gas Corp. ..............     2,054,250
                                               --------------
                                                   26,083,477
                                               --------------
             ENTERTAINMENT -- 16.8%
    414,000  Discovery Holding Co., Cl. A+ ....     5,978,160
     60,000  Dover Motorsports Inc. ...........       410,400
    214,000  GC Companies Inc.+ (a) ...........       184,040
  1,540,000  Gemstar-TV Guide
              International Inc.+ .............     4,558,400
    134,000  Grupo Televisa SA, ADR ...........     9,609,140
  4,120,000  Liberty Media Corp., Cl. A+ ......    33,166,000
    400,000  The Walt Disney Co. ..............     9,652,000
  1,290,000  Time Warner Inc. .................    23,361,900
  2,590,000  Viacom Inc., Cl. A ...............    86,039,800
    780,000  Vivendi Universal SA, ADR ........    25,529,400
                                               --------------
                                                  198,489,240
                                               --------------
             ENVIRONMENTAL SERVICES -- 2.2%
    260,000  Republic Services Inc. ...........     9,175,400
    582,000  Waste Management Inc. ............    16,651,020
                                               --------------
                                                   25,826,420
                                               --------------
             EQUIPMENT AND SUPPLIES -- 2.5%
    210,000  CIRCOR International Inc. ........     5,764,500
    310,000  Flowserve Corp.+ .................    11,268,500
    125,000  Gerber Scientific Inc.+ ..........       980,000

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                  MARKET
     SHARES                                        VALUE*
     ------                                       -------
             COMMON STOCKS (CONTINUED)
             EQUIPMENT AND SUPPLIES (CONTINUED)
    180,000  GrafTech International Ltd.+ .....$      977,400
    360,000  Watts Water Technologies Inc.,
              Cl. A ...........................    10,386,000
                                               --------------
                                                   29,376,400
                                               --------------
             FINANCIAL SERVICES -- 3.1%
    535,000  American Express Co. .............    30,730,400
     28,000  Deutsche Bank AG, ADR ............     2,618,560
    100,000  Janus Capital Group Inc. .........     1,445,000
    115,000  Phoenix Companies Inc. ...........     1,403,000
                                               --------------
                                                   36,196,960
                                               --------------
             FOOD AND BEVERAGE -- 5.7%
    150,000  Corn Products International Inc. .     3,025,500
     90,000  Del Monte Foods Co.+ .............       965,700
    217,000  Diageo plc, ADR ..................    12,588,170
    555,000  Flowers Foods Inc. ...............    15,140,400
     94,000  Fomento Economico Mexicano
              SA de CV, ADR ...................     6,572,480
     45,000  General Mills Inc. ...............     2,169,000
    240,000  Heinz (H.J.) Co. .................     8,769,600
      1,000  Hershey Co. ......................        56,310
    115,000  Kerry Group plc, Cl. A ...........     2,674,820
    617,200  PepsiAmericas Inc. ...............    14,028,956
     12,000  Wrigley (Wm.) Jr. Co. ............       862,560
                                               --------------
                                                   66,853,496
                                               --------------
             HEALTH CARE -- 0.3%
     10,000  IVAX Corp.+ ......................       263,600
     85,000  Sybron Dental Specialties Inc.+ ..     3,534,300
                                               --------------
                                                    3,797,900
                                               --------------
             HOTELS AND GAMING -- 5.6%
    475,000  Aztar Corp.+ .....................    14,634,750
     66,494  Dover Downs Gaming &
              Entertainment Inc. ..............       904,319
    225,000  Gaylord Entertainment Co.+ .......    10,721,250
  4,000,000  Hilton Group plc .................    22,188,503
    570,000  Hilton Hotels Corp. ..............    12,722,400
     36,000  Kerzner International Ltd.+ ......     1,999,800
     10,000  Las Vegas Sands Corp.+ ...........       329,100
     65,000  MGM Mirage+ ......................     2,845,050
                                               --------------
                                                   66,345,172
                                               --------------
             MACHINERY -- 0.6%
    152,600  CNH Global NV ....................     3,006,220
     68,000  Deere & Co. ......................     4,161,600
                                               --------------
                                                    7,167,820
                                               --------------
             MANUFACTURED HOUSING -- 0.7%
    570,000  Champion Enterprises Inc.+ .......     8,424,600
                                               --------------
             METALS AND MINING -- 3.1%
    320,000  Barrick Gold Corp. ...............     9,296,000
    124,000  Kinross Gold Corp.+ ..............       952,320
    470,000  Newmont Mining Corp. .............    22,169,900
    215,000  Placer Dome Inc. .................     3,687,250
                                               --------------
                                                   36,105,470
                                               --------------
             PUBLISHING -- 11.5%
    195,000  Belo Corp., Cl. A ................     4,457,700
  1,265,000  Media General Inc., Cl. A ........    73,382,650
     89,000  Meredith Corp. ...................     4,440,210
  1,140,000  News Corp., Cl. A ................    17,772,600
    470,000  PRIMEDIA Inc.+ ...................     1,922,300
    380,000  Reader's Digest Association Inc. .     6,068,600

                                                  MARKET
     SHARES                                        VALUE*
     ------                                       -------
    311,000  Scripps (E.W.) Co., Cl. A ........$   15,540,670
    338,000  Tribune Co. ......................    11,454,820
                                               --------------
                                                  135,039,550
                                               --------------
             REAL ESTATE -- 0.3%
    135,000  Griffin Land & Nurseries Inc.+ ...     3,307,500
                                               --------------
             RETAIL -- 3.4%
    160,000  Albertson's Inc. .................     4,104,000
    365,000  AutoNation Inc.+ .................     7,289,050
     18,000  Burlington Coat Factory
              Warehouse Corp. .................       684,720
    120,000  Ingles Markets Inc., Cl. A .......     1,896,000
    190,000  Neiman Marcus Group Inc., Cl. B ..    18,967,700
    280,000  Safeway Inc. .....................     7,168,000
                                               --------------
                                                   40,109,470
                                               --------------
             SPECIALTY CHEMICALS -- 1.2%
    225,000  Ferro Corp. ......................     4,122,000
    690,000  Hercules Inc.+ ...................     8,431,800
     50,000  Sensient Technologies Corp. ......       947,500
                                               --------------
                                                   13,501,300
                                               --------------
             TELECOMMUNICATIONS -- 6.9%
    980,000  Cincinnati Bell Inc.+ ............     4,321,800
     25,000  Commonwealth Telephone
              Enterprises Inc. ................       942,500
  1,995,000  Qwest Communications
              International Inc.+ .............     8,179,500
  1,520,000  Sprint Nextel Corp. ..............    36,145,600
    432,000  Telephone & Data Systems Inc. ....    16,848,000
    388,000  Telephone & Data Systems Inc.,
              Special .........................    14,569,400
                                               --------------
                                                   81,006,800
                                               --------------
             TRANSPORTATION -- 0.0%
    100,000  Grupo TMM SA, Cl. A, ADR+ ........       410,000
                                               --------------
             WIRELESS COMMUNICATIONS -- 0.2%
     40,000  United States Cellular Corp.+ ....     2,136,800
                                               --------------
             TOTAL COMMON STOCKS .............. 1,178,826,741
                                               --------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $753,905,018) .............$1,178,826,741
                                               ==============
------------------
              For Federal tax purposes:
              Aggregate cost ..................$  753,905,018
                                               ==============
              Gross unrealized appreciation ...$  454,075,825
              Gross unrealized depreciation ...   (29,154,102)
                                               --------------
              Net unrealized appreciation
               (depreciation) .................$  424,921,723
                                               ==============
------------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2005, the market value of fair valued securities amounted to $184,040 or 0.02% of total investments.
 +   Non-income producing security.
 ADR American Depository Receipt
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Value Fund Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date    November 28, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.